Segments (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Segment Reporting [Abstract]
Summary of Revenue by Segment and Region

The following tables present net revenue and income from operations directly attributable to the Company's segments:

	Three months ended September 30, 2023
(in thousands)	Direct-to-Consumer	Wholesale	Business-to-Business	Other	Total
Net revenues	$17,983	$19,144	$36,148	$(1)	$73,274
Restructuring expenses	$63	$2,289	$-	$1,650	$4,002
Income (loss) from operations	$2,214	$(1,293)	$4,898	$(15,680)	$(9,861)

	Three months ended September 30, 2022
(in thousands)	Direct-to-Consumer	Wholesale	Business-to-Business	Other	Total
Net revenues	$19,992	$23,987	$34,180	$(79)	$78,080
Income (loss) from operations	$1,969	$2,288	$10,533	$(18,175)	$(3,385)

Following is financial information related to operating segments:

	Year Ended June 30, 2023
(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Other	Total
Segment Results
Net revenue	$86,718	$83,369	$113,183	$(42)	$283,228
Income (loss) from operations	$(130,475)	$(18,286)	$12,284	$(72,340)	$(208,817)

	Year Ended June 30, 2022
(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Other	Total
Segment Results
Net revenue	$83,913	$92,201	$113,835	$2,886	$292,835
Income (loss) from operations	$3,031	$15,995	$17,751	$(44,688)	$(7,911)

Summary of Depreciation Expense Recognized by Operating Segment

Depreciation expense recognized by operating segment is summarized below:

(in thousands)	Direct-to-Consumer	Wholesale	Business-to-Business	Other	Total
For the three months ended September 30:
2023	$317	$8	$279	$525	$1,129
2022	$291	$40	$235	$448	$1,014

Depreciation expense recognized by operating segment is summarized below:

(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Other	Total
For the years ended:
2023	$27	$1,111	$990	$1,898	$4,026
2022	$130	$1,121	$1,328	$793	$3,372

Summary of Amortization Expense Recognized by Operating Segment

Amortization expense recognized by operating segment is summarized below:

(in thousands)	Direct-to-Consumer	Wholesale	Business-to-Business	Other	Total
For the three months ended September 30:
2023	$596	$660	$380	$-	$1,636
2022	$821	$616	$374	$-	$1,811

Amortization expense recognized by operating segment is summarized below:

(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Other	Total
For the years ended:
2023	$2,514	$3,193	$1,537	$13	$7,257
2022	$1,657	$3,579	$712	$-	$5,948